Debt (Tables)	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Schedule of Debt

Debt consisted of the following:

(In millions)	As of March 26, 2016	As of June 27, 2015
ABL	$866.9	$665.7
Term Facility	307.3	734.4
Promissory Note	5.4	5.1

Long-term debt	1,179.6	1,405.2
Capital and finance lease obligations	34.5	37.3

Total debt	1,214.1	1,442.5
Less: current installments	(11.8)	(12.9)

Total debt, excluding current installments	$1,202.3	$1,429.6

Debt consisted of the following:

(In millions)	As of June 27, 2015	As of June 28, 2014
ABL	$665.7	$679.6
Term Facility	734.4	741.3
Promissory Note	5.1	4.7

Long-term debt	1,405.2	1,425.6
Capital and finance lease obligations	37.3	33.9

Total debt	1,442.5	1,459.5
Less: current installments	(12.9)	(10.5)

Total debt, excluding current installments	$1,429.6	$1,449.0

Schedule of Fiscal Year Maturities of Long-Term Debt, Excluding Capital and Finance Lease Obligations

Fiscal year maturities of long-term debt, excluding capital and finance lease obligations, are as follows:

(In millions)
2016	$9.4
2017	673.2
2018	13.5
2019	7.5
2020	705.0

Total long-term debt, excluding capital and finance lease obligations	$1,408.6

Schedule of Future Minimum Lease Payments under Non-cancelable Capital Lease Obligations

Future minimum lease payments under non-cancelable capital lease obligations were as follows as of June 27, 2015:

(In millions)	Capital Leases
2016	$5.9
2017	4.7
2018	4.7
2019	4.6
2020	3.0
Thereafter	33.4

Total future minimum lease payments	56.3
Less: interest	22.3

Present value of future minimum lease payments	$34.0

ABL Facility [Member]
Schedule of Debt

The following table summarizes outstanding borrowings, availability, and the average interest rate under the ABL Facility:

(Dollars in millions)	As of March 26, 2016	As of June 27, 2015
Aggregate borrowings	$866.9	$665.7
Letters of credit	97.7	102.5
Excess availability, net of lenders’ reserves of $19.0 and $19.7	615.1	631.8
Average interest rate	2.06%	1.94%

Term Loan Facility [Member]
Interest Expense Related to Amortization of Deferred Financing Costs and Original Issue Discount

Interest expense related to the amortization of deferred financing costs and original issue discount for the Term Facility was as follows:

(In millions)	Nine months ended March 26, 2016	Nine months ended March 28, 2015
Deferred financing costs amortization	$12.5	$3.4
Original issue discount amortization	1.7	0.4

Total amortization included in interest expense	$14.2	$3.8